Stock options (Narrative) (Details)	12 Months Ended
	Oct. 31, 2022 USD ($) share shares	Oct. 31, 2021 USD ($) share shares $ / shares	Oct. 31, 2020 shares	Sep. 08, 2020 shares	Sep. 07, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be granted				27,500,000	18,840,000
Stock options maximum term	10 years
Stock options granted | share	2,025,000	9,500,000
Share price at grant date | $ / shares		$ 0.05
Options exercisable	10,225,000	11,700,000
Stock option expense | $	$ 41,484	$ 360,044
Directors and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0	9,500,000	0
Stock options, vested	525,000
Directors and Officers [Member] | Vesting by January 11, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be vested	500,000
Directors and Officers [Member] | Vesting by April 11, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be vested	500,000
Directors and Officers [Member] | Vesting by July 11, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be vested	500,000